Document and Entity Information	Apr. 25, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001708035
Document Type	8-K/A
Document Period End Date	Apr. 25, 2022
Entity Registrant Name	Ecovyst Inc.
Entity File Number	001-38221
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-3406833
Entity Address, Address Line One	300 Lindenwood Drive
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484)
Local Phone Number	617-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	ECVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On April 29, 2022, Ecovyst Inc. (the “Company”) filed a Current Report on Form 8-K under Item 5.02 pursuant to which it announced that the Board of Directors (the “Board”) of the Company appointed Bryan K. Brown, Kevin M. Fogarty, and David A. Bradley to the Board. At that time, the Board had not yet appointed Mr. Brown, Mr. Fogarty or Mr. Bradley to any Board committees. This amendment to the Form 8-K filed on April 29, 2022 is being filed to report that on July 27, 2022, the Board appointed Bryan K. Brown as a member of the Audit Committee of the Board, Kevin M. Fogarty as a member of the Nominating and Corporate Governance Committee of the Board and chair of such committee, and David A. Bradley as a member Compensation Committee of the Board and the Health, Safety, Environment and Security Committee of the Board.